FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ 13	$ (297)	$ 90	$ 110
Fair value
Disclosure of detailed information about financial instruments [line items]
Securities - FVTPL	2,688		2,688		$ 2,523
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Securities - FVTPL	$ 14		14		$ 10
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)			0	0
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings			$ 0	$ 0